Summary of Significant Accounting Policies - Earnout Liabilities (Details) - USD ($) $ / shares in Units, $ in Thousands	Jul. 30, 2021	Sep. 30, 2021	Sep. 29, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Aggregate fair value of Earnout Shares	$ 228,100	$ 266,390		$ 0
Earnout Liabilities | Expected term (in years)
Class of Stock [Line Items]
Earnout liabilities, earnout period	7 years	6 years 9 months 18 days	6 years 9 months 18 days
Rover Earnout Shares
Class of Stock [Line Items]
Earnout shares (in shares)	19,734,183	19,734,000
Aggregate fair value of Earnout Shares		$ 266,400
Rover Earnout Shares | Derivative Instrument, Period, One
Class of Stock [Line Items]
Earnout shares (in shares)	8,770,748
Earnout period, stock price trigger (in dollars per share)	$ 12.00	$ 12.00
Earnout period, threshold trading days	20 days
Earnout period, threshold trading day period	30 days
Rover Earnout Shares | Derivative Instrument, Period, Two
Class of Stock [Line Items]
Earnout shares (in shares)	8,770,748
Earnout period, stock price trigger (in dollars per share)	$ 14.00	$ 14.00
Earnout period, threshold trading days	20 days
Earnout period, threshold trading day period	30 days
Rover Earnout Shares | Derivative Instrument, Period, Three
Class of Stock [Line Items]
Earnout shares (in shares)		2,192,687
Earnout period, stock price trigger (in dollars per share)	$ 16.00	$ 16.00
Earnout period, threshold trading days	20 days
Earnout period, threshold trading day period	30 days
Aggregate fair value of Earnout Shares		$ 28,000
Sponsor Earnout Shares
Class of Stock [Line Items]
Earnout shares (in shares)	2,461,627	492,000
Aggregate fair value of Earnout Shares			$ 33,000
Sponsor Earnout Shares | Derivative Instrument, Period, One
Class of Stock [Line Items]
Earnout shares (in shares)	984,651
Earnout period, stock price trigger (in dollars per share)	$ 12.00
Sponsor Earnout Shares | Derivative Instrument, Period, Two
Class of Stock [Line Items]
Earnout shares (in shares)	984,651
Earnout period, stock price trigger (in dollars per share)	$ 14.00
Sponsor Earnout Shares | Derivative Instrument, Period, Three
Class of Stock [Line Items]
Earnout shares (in shares)	492,325
Earnout period, stock price trigger (in dollars per share)			$ 16.00
Aggregate fair value of Earnout Shares			$ 6,300